PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of
	December 31, 2025	June 30, 2026
ASSETS
Amounts due from related parties	3,104	3,229
Investments in subsidiaries (Note a)	$31,364,527	$34,777,545
Total Assets	$31,367,631	$34,780,774
Shareholders’ Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2025 and June 30, 2026	29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 40,979,382 shares issued,30,752,370 shares outstanding as of December 31, 2025; 42,208,763 shares issued, 32,002,370 shares outstanding as of June 30, 2026	$3,075	3,200
Additional paid-in capital	28,658,524	30,941,899
Retained earnings	4,077,897	4,113,302
Accumulated other comprehensive loss	(1,371,894)	(277,656)
Total Shareholders’ Equity	31,367,631	34,780,774
Total Liabilities and Shareholders’ Equity	$31,367,631	$34,780,774

Schedule of condensed statements of comprehensive income

	For the six months ended June 30,
	2025	2026
Share of (loss)/profit in subsidiaries, net (Note a)	$(11,293,895)	$35,405
(Loss)/income before income tax	(11,293,895)	35,405
Income tax provision	—	—
Net (loss)/income	(11,293,895)	35,405
Other comprehensive (loss) income
Foreign currency translation income	$893,939	$1,094,238
Comprehensive (loss)/income	$(10,399,956)	$1,129,643

Schedule of condensed statements of cash flows

	For the six months ended June 30,
	2025	2026
Cash flows from operating activities
Net (loss)/income	$(11,293,895)	$35,405
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income/(loss) in subsidiaries	11,293,895	(35,405)
Net cash provided by operating activities	—	—
Cash at beginning of the period	$—	—
Cash at the end of the period	$—	$—